Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 31,363,122	$ 29,588,014	$ 91,130,790	$ 79,451,856	$ 109,528,549	$ 80,412,257	$ 76,108,906
Operating expenses:
Impairment of goodwill and intangible assets	0	0	36,465,732	0
Impairment of investments in Managed REITs	0	0	4,376,879	0
General and administrative	4,012,072	3,519,557	11,829,732	7,000,627	10,461,453	4,848,447	3,457,907
Depreciation	8,003,587	7,639,190	23,562,701	21,928,108	29,605,278	20,379,694	19,939,856
Intangible amortization expense	1,587,899	3,741,046	8,475,682	7,822,354	11,493,394	2,422,997	13,512,217
Contingent earnout expense	1,600,000	300,000	(5,100,000)	300,000	200,000	0	0
Self administration transaction expenses	0	107,100	0	1,595,371	1,572,238	0	0
Acquisition expenses – affiliates	0	0	0	84,061	84,061	72,179	212,577
Other property acquisition expenses	468,577	25,529	593,903	109,765	141,489	1,054,159	292,022
Total operating expenses	26,992,137	27,773,486	115,857,438	74,919,300	101,885,233	64,260,814	72,533,795
Gain on sale of real estate					3,944,696	0	0
Operating income (loss)	4,370,985	1,814,528	(24,726,648)	4,532,556	11,588,012	16,151,443	3,575,111
Other income (expense):
Interest expense	(8,093,476)	(10,260,936)	(24,717,208)	(28,584,740)	(37,563,247)	(18,002,274)	(16,356,565)
Interest expense – accretion of fair market value of secured debt	32,788	33,191	98,337	98,850	131,611	413,353	340,382
Interest expense – debt issuance costs	(952,479)	(1,082,543)	(2,832,240)	(2,997,801)	(3,996,676)	(1,582,049)	(2,177,833)
Net loss on extinguishment of debt	0	0	0	(1,487,867)	(2,647,633)	0	0
Gain resulting from acquisition of unconsolidated affiliates	0	0	0	8,017,353	8,017,353	0	0
Other	185,685	(45,819)	2,914,840	(352,219)	(624,958)	(701,203)	(367,385)
Net loss	(4,456,497)	(9,541,579)	(49,262,919)	(20,773,868)	(25,095,538)	(3,720,730)	(14,986,290)
Net loss attributable to the noncontrolling interests in our Operating Partnership	585,360	1,326,753	6,550,455	1,455,039	2,010,959	22,353	122,225
Less: Distributions to preferred stockholders	(2,387,977)	0	(7,112,022)	0	(1,665,754)	0	0
Net loss attributable to SmartStop Self Storage REIT, Inc. common stockholders	(6,259,114)	(8,214,826)	(49,824,486)	(19,318,829)	(24,750,333)	(3,698,377)	(14,864,065)
Self Storage Rental Revenue
Revenues:
Total revenues	26,706,201	25,669,615	77,221,013	74,056,235	99,494,560	78,473,091	75,408,257
Ancillary Operating Revenue
Revenues:
Total revenues	1,431,952	1,188,934	3,768,213	2,589,985	3,706,700	1,939,166	700,649
Managed REIT Platform Revenue
Revenues:
Total revenues	2,051,021	1,192,665	5,687,701	1,221,727	3,068,306	0	0
Operating expenses:
Operating expenses			2,512,103			0	0
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	1,173,948	1,536,800	4,453,863	1,583,909	3,258,983	0	0
Operating expenses:
Operating expenses	1,173,948	1,536,800	4,453,863	1,583,909	3,258,983	0	0
Property Operating Expenses
Operating expenses:
Operating expenses	9,816,774	9,655,599	28,686,843	26,630,201	35,723,111	25,228,704	24,487,854
Property Operating Expenses – Affiliates
Operating expenses:
Operating expenses	0	0	0	6,605,670	6,605,670	$ 10,254,634	$ 10,631,362
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	$ 329,280	$ 1,248,665	$ 2,512,103	$ 1,259,234	$ 2,739,556
Class A Common stock
Other income (expense):
Net loss per share-basic and diluted	$ (0.10)	$ (0.14)	$ (0.84)	$ (0.33)	$ (0.42)	$ (0.06)	$ (0.27)
Weighted average shares outstanding-basic and diluted	52,019,749	50,789,174	51,654,459	50,650,524	50,734,472	49,902,967	48,781,865
Class T Common stock
Other income (expense):
Net loss per share-basic and diluted	$ (0.10)	$ (0.14)	$ (0.84)	$ (0.33)	$ (0.42)	$ (0.06)	$ (0.27)
Weighted average shares outstanding-basic and diluted	7,827,572	7,626,158	7,776,909	7,584,645	7,607,654	7,441,250	7,240,953